Total Costs Incurred in Oil and Natural Gas Acquisition, Exploration and Development Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved acquisition costs		$ 3,660	$ 2,703
Unproved exploration costs	41,205	91,604	17,506
Capitalized Costs of Unproved Properties Excluded from Amortization, Period Cost, Total	41,205	95,264	20,209
Oman [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved exploration costs	6,741	10,901	1,698
Capitalized Costs of Unproved Properties Excluded from Amortization, Period Cost, Total	6,741	10,901	1,698
Gabon [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved exploration costs	30,386	46,107	2,450
Capitalized Costs of Unproved Properties Excluded from Amortization, Period Cost, Total	30,386	46,107	2,450
Indonesia [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved acquisition costs		3,660	2,703
Unproved exploration costs	4,078	34,596	10,468
Capitalized Costs of Unproved Properties Excluded from Amortization, Period Cost, Total	4,078	38,256	13,171
United States [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved exploration costs			2,890
Capitalized Costs of Unproved Properties Excluded from Amortization, Period Cost, Total			2,890
Petrodelta's [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Development costs	$ 66,342	$ 45,364	$ 29,976